20. Indirect taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	R$ 307,793	R$ 453,242
Current portion	(305,266)	(453,130)
Non-current portion	2,527	112
Income Tax And Social Contribution On Income [Member]
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	236,230	381,659
Agencia Nacional de Telecomunicacoes ("ANATEL") taxes and fees [Member]
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	20,431	19,537
Imposto sobre Servicos("ISS") [Member]
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	47,485	45,325
Other [Member]
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	R$ 3,647	R$ 6,721